COMMITMENTS AND CONTINGENCIES (Details) - Spring Valley Acquisition III				6 Months Ended	10 Months Ended
	Jul. 10, 2026 USD ($)	Jan. 21, 2026 shares	Sep. 05, 2025 USD ($) $ / shares shares	Jun. 30, 2026 item shares	Dec. 31, 2025 USD ($) item shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands security holders entitled | item				3	3
Cash underwriting fee | $			$ 4,600,000
Deferred underwriting fee per unit | $ / shares			$ 0.4
Deferred Underwriting Fee | $			$ 9,200,000		$ 9,200,000
Subsequent Events
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee paid at business combination | $	$ 769,642
Underwriters over-allotment option
Subsidiary, Sale of Stock [Line Items]
Over allotment period				45 days	45 days
Maximum number of additional units offered for purchase | shares				3,000,000	3,000,000
Number of units issued | shares			3,000,000
Private Placement Warrants | Underwriters over-allotment option
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest forfeited		15.00%
Number of warrants forfeited | shares		383,333